Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities And Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2024	2023
Accrued payroll and compensation	$17,572	$20,320
Accrued shipping & freight costs	7,510	5,119
Accrued sales taxes	1,815	2,156
Current liabilities under tax receivable agreement	547	8,960
Deferred revenue	13,265	9,914
Other current liabilities	40,979	38,951
Accrued liabilities and other current liabilities	$81,688	$85,420